Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	PENN SERIES FUNDS INC
Central Index Key	0000702340
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 21, 2012
Prospectus Date	May 1, 2012

Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012

to the Prospectus dated May 1, 2012, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC ("AGI Capital"), the investment sub-adviser to the Small Cap Growth Fund, will change its name to "Allianz Global Investors U.S. LLC." Accordingly, upon the effective date of AGI Capital's name change, all references in the Prospectus to "Allianz Global Investors Capital" are hereby replaced with "Allianz Global Investors U.S. LLC."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	psfi1_SupplementTextBlock

Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012

to the Prospectus dated May 1, 2012, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC ("AGI Capital"), the investment sub-adviser to the Small Cap Growth Fund, will change its name to "Allianz Global Investors U.S. LLC." Accordingly, upon the effective date of AGI Capital's name change, all references in the Prospectus to "Allianz Global Investors Capital" are hereby replaced with "Allianz Global Investors U.S. LLC."

Penn Series Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psfi1_SupplementTextBlock

Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012

to the Prospectus dated May 1, 2012, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC ("AGI Capital"), the investment sub-adviser to the Small Cap Growth Fund, will change its name to "Allianz Global Investors U.S. LLC." Accordingly, upon the effective date of AGI Capital's name change, all references in the Prospectus to "Allianz Global Investors Capital" are hereby replaced with "Allianz Global Investors U.S. LLC."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012